Schedule of Geographical Segment Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Revenue for the six months ended June 30,
Revenue	$ 2,511,598	$ 1,957,817
Non-current assets as at
Non-current assets	3,993,275		$ 4,689,331
Canada [member]
Revenue for the six months ended June 30,
Revenue
Non-current assets as at
Non-current assets	24,710
Turkey [member]
Revenue for the six months ended June 30,
Revenue	2,511,598	1,957,817
Non-current assets as at
Non-current assets	856,975		1,573,185
Bermuda [member]
Revenue for the six months ended June 30,
Revenue
Non-current assets as at
Non-current assets
Bulgaria [member]
Revenue for the six months ended June 30,
Revenue
Non-current assets as at
Non-current assets	$ 3,111,590		$ 3,116,146